Aasgard Dividend Growth Small & Mid-Cap Fund
Aasgard Dividend Growth Small & Mid-Cap Fund
Investment Objectives
The Fund seeks a combination of dividend income and capital appreciation, with a secondary focus on lower than market volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold No Load Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Aasgard Dividend Growth Small & Mid-Cap Fund No Load Class USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aasgard Dividend Growth Small & Mid-Cap Fund No Load Class
Management Fees	0.85%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.50%	[1]
Less: Fee Waiver	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.33%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Advisory Fee Waiver in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Coldstream Capital Management, Inc., marketed as, "Coldstream Wealth Management" (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to ensure Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least July 28, 2019, and may be terminated only by the Board of Trustees (the "Board") of the Trust. The Advisor may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Aasgard Dividend Growth Small & Mid-Cap Fund | No Load Class | USD ($)	135	457	802	1,776

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks of small- and medium-sized companies.  The Fund invests primarily in the common stocks of domestic small and medium capitalization companies with market capitalizations under $15 billion that the Advisor believes have strong growth potential and attractive dividend and yield opportunities.  The Fund may also invest up to 15% of its net assets in real estate investment trusts (“REITs”).

The Advisor employs a proprietary ranking system to evaluate the universe of U.S. small- and medium-sized capitalization companies that are traded on U.S. exchanges.  Companies are ranked within their sectors according to the relative dividend yield, dividend growth, dividend consistency, valuation, free-cash flow, and payout ratio.  Each stock considered for purchase must have (i) a current yield of at least 1.00% and (ii) issuer’s five year projected dividend growth rate of at least 5%.  Holdings are reviewed for sale if they have fallen more than 10% since their purchase and may be replaced with stocks the Advisor believes have a higher potential for gain.  This often has the additional benefit of realizing taxable losses that can be used to offset future realized gains.  The Fund’s strategy strives to reduce volatility by limiting individual positions sizes to 5% of the Fund’s total assets and by limiting single industry exposure to less than 20% of the Fund’s total assets.

Target prices are developed for each security, but the Advisor does not have a strict sell discipline.  The Advisor believes that in times of extreme market volatility, a strict sell discipline would require wholesale liquidations resulting in extremely large cash positions.  Under most circumstances, the Advisor will not hold cash positions in excess of 15% of the Fund’s net assets in order to maintain participation in growth opportunities in the overall market but will consider cash positions in excess of this threshold under certain market or economic conditions.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Fund.  The following risks could affect the value of your investment:

•	Management Risk – If the Advisor’s investment strategies do not produce the expected results, the value of the Fund may decrease.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Small- and Medium-Sized Companies Risk – Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Investment Style Risk – The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•	Growth Stock Risk – Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

•
Real Estate Investment Trust (REIT) Risk – Investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.  In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

Performance
The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the annual return for the Fund for one year.  The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website www.coldstream.com/mutual-fund-home or by calling the Fund toll-free at 1-877-476-1909.

Calendar Year Total Returns as of December 31,

The Fund’s calendar year-to-date return as of June 30, 2018 was 4.77%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.18% for the quarter ended December 31, 2017, and the lowest quarterly return was 2.72% for the quarter ended March 31, 2017.

Average Annual Total Returns (For the period ended December 31, 2017)
Average Annual Returns - Aasgard Dividend Growth Small & Mid-Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	Return Before Taxes	15.49%	17.97%	Apr. 01, 2016
After Taxes on Distributions | No Load Class	Return After Taxes on Distributions	14.17%	16.96%
After Taxes on Distributions and Sale of Fund Shares | No Load Class	Return After Taxes on Distributions and Sale of Fund Shares	9.24%	13.65%
S&P MidCap® 400 Index (reflects no deduction for fees, expenses or taxes)	S&P MidCap® 400 Index (reflects no deduction for fees, expenses or taxes)	16.24%	18.51%	Apr. 01, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).